Schedule - Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		$ 5,676	$ 5,432	$ 5,200
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		59,885	52,911	45,397
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		633	642	786
Supplementary Insurance Information, Net investment income	[2]	2,414	2,139	1,982
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		3,127	2,704	2,740
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		392	433	68
Supplementary Insurance Information, Other operating expenses	[2]	1,193	998	1,044
Supplementary Insurance Information, Premiums written		0	0	0
Individual Products and Solutions (IPS) [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		5,922	5,390	5,007
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		38,510	32,621	26,742
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		596	605	751
Supplementary Insurance Information, Net investment income	[2]	1,521	1,337	1,193
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		2,507	2,111	2,198
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		332	432	128
Supplementary Insurance Information, Other operating expenses	[2]	741	654	705
Supplementary Insurance Information, Premiums written		0	0	0
Retirement Plans [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		235	229	222
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		18,773	17,443	15,940
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Net investment income	[2]	835	791	752
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		557	531	494
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		6	4	7
Supplementary Insurance Information, Other operating expenses	[2]	194	181	163
Supplementary Insurance Information, Premiums written		0	0	0
Corporate and Other [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		(481)	(187)	(29)
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		2,602	2,847	2,715
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		37	37	35
Supplementary Insurance Information, Net investment income	[2]	58	11	37
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		63	62	48
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		54	(3)	(67)
Supplementary Insurance Information, Other operating expenses	[2]	258	163	176
Supplementary Insurance Information, Premiums written		$ 0	$ 0	$ 0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.